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PAGE 1
Prospectus Supplement - February 3, 1997*

IDS Equity Select Fund (Jan. 29, 1997) Form No. S-6426 L(1/97)

The "Portfolio manager" section on page 3 of the prospectus is revised to read as follows:

Portfolio manager

Betty Tebault joined AEFC in 1985 as an analyst and currently serves as portfolio manager. She became an associate portfolio manager in 1991, helping to manage Wealth Management Portfolios and IDS Stock Fund. She served as portfolio manager for IDS Life Series Fund, Managed Portfolio from 1995 to 1997.
































 S-6426-1A 2/97

*Destroy Jan. 29, 1998